Pension and Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Amounts Recognized in Balance Sheet
The amounts recognized in the Company’s Consolidated Balance Sheets for its defined benefit pension plans are as follows:

	Pension Plans		SERP
	As of December 31		As of December 31
(in thousands)	2017	2016	2017	2016
Noncurrent asset	$1,056,777	$881,593	$—	$—
Current liability	—	—	(5,838)	(5,580)
Noncurrent liability	—	—	(104,244)	(100,946)
Recognized Asset (Liability)	$1,056,777	$881,593	$(110,082)	$(106,526)

Schedule of Estimated Benefit Payments
At December 31, 2017, future estimated benefit payments, excluding charges for early retirement programs, are as follows:

(in thousands)	Pension Plans	SERP
2018	$73,418	$5,943
2019	$74,433	$6,320
2020	$74,572	$6,454
2021	$75,661	$6,591
2022	$73,921	$6,719
2023–2027	$371,073	$34,165

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (AOCI) includes the following components of unrecognized net periodic cost for the defined benefit plans:

	Pension Plans		SERP
	As of December 31		As of December 31
(in thousands)	2017	2016	2017	2016
Unrecognized actuarial (gain) loss	$(461,779)	$(285,304)	$27,225	$24,958
Unrecognized prior service cost	270	365	320	775
Gross Amount	(461,509)	(284,939)	27,545	25,733
Deferred tax liability (asset)	124,607	113,976	(7,437)	(10,293)
Net Amount	$(336,902)	$(170,963)	$20,108	$15,440

Schedule of Expected Net Periodic Cost to be Recognized in Accumulated Other Comprehensive Income (Loss)
During 2018, the Company expects to recognize the following amortization components of net periodic cost for the defined benefit plans:

	2018
(in thousands)	Pension Plans	SERP
Actuarial (gain) loss recognition	$(4,236)	$2,217
Prior service cost recognition	$148	$311

Defined Benefit Plans [Member] | Periodic Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
The costs for the Company’s defined benefit pension plans are actuarially determined. Below are the key assumptions utilized to determine periodic cost:

	Pension Plans			SERP
	Year Ended December 31			Year Ended December 31
	2017	2016	2015	2017	2016	2015
Discount rate (1)	4.1%	4.3%	4.4%/4.0%	4.1%	4.3%	4.4%/4.0%
Expected return on plan assets	6.25%	6.5%	6.5%	—	—	—
Rate of compensation increase	Age graded (5.0%–1.0%)	4.0%	4.0%	Age graded (5.0%–1.0%)	4.0%	4.0%

____________

(1)
As a result of the spin-off of Cable ONE and the sale of the KHE Campuses business, the Company remeasured the accumulated and projected benefit obligation of the pension plan as of July 1, 2015 and September 3, 2015, respectively. As a result of the spin-off of Cable ONE, the accumulated and projected benefit obligation of the SERP was remeasured as of July 1, 2015. The remeasurement changed the discount rate from 4.0% for the first six months to 4.4% for the second half of 2015.

Defined Benefit Plans [Member] | Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used
Key assumptions utilized for determining the benefit obligation are as follows:

	Pension Plans		SERP
	As of December 31		As of December 31
	2017	2016	2017	2016
Discount rate	3.6%	4.1%	3.6%	4.1%
Rate of compensation increase - age graded	5.0%–1.0%	5.0%–1.0%	5.0%–1.0%	5.0%–1.0%

Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Obligation, Asset and Funding Information
The following table sets forth obligation, asset and funding information for the Company’s defined benefit pension plans:

	Pension Plans
	As of December 31
(in thousands)	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$1,160,897	$1,254,298
Service cost	18,687	20,461
Interest cost	47,925	51,608
Amendments	75	—
Actuarial loss (gain)	73,191	(32,203)
Acquisitions	58,600	—
Benefits paid	(74,506)	(60,076)
Special termination benefits	1,825	—
Settlement	—	(73,191)
Benefit Obligation at End of Year	$1,286,694	$1,160,897
Change in Plan Assets
Fair value of assets at beginning of year	$2,042,490	$2,234,268
Actual return on plan assets	375,487	(58,511)
Benefits paid	(74,506)	(60,076)
Settlement	—	(73,191)
Fair Value of Assets at End of Year	$2,343,471	$2,042,490
Funded Status	$1,056,777	$881,593

Schedule of Net (Benefit) Costs
The total (benefit) cost arising from the Company’s defined benefit pension plans, including the portion included in discontinued operations, consists of the following components:

	Pension Plans
	Year Ended December 31
(in thousands)	2017	2016	2015
Service cost	$18,687	$20,461	$26,294
Interest cost	47,925	51,608	52,613
Expected return on assets	(121,411)	(121,470)	(130,571)
Amortization of prior service cost	170	297	320
Recognized actuarial gain	(4,410)	—	(11,925)
Net Periodic Benefit for the Year	(59,039)	(49,104)	(63,269)
Curtailment	—	—	(3,267)
Settlement	—	(17,993)	—
Early retirement programs and special separation benefit expense	1,825	—	4,606
Total Benefit for the Year	$(57,214)	$(67,097)	$(61,930)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial (gain) loss	$(180,885)	$147,779	$222,894
Current year prior service cost	75	—	—
Amortization of prior service cost	(170)	(297)	(320)
Recognized net actuarial gain	4,410	—	11,925
Curtailment and settlement	—	17,993	(51)
Total Recognized in Other Comprehensive Income (Before Tax Effects)	$(176,570)	$165,475	$234,448
Total Recognized in Total Benefit and Other Comprehensive Income (Before Tax Effects)	$(233,784)	$98,378	$172,518

Allocation of the Assets of the Company's Pension Plans
The assets of the Company’s pension plans were allocated as follows:

	As of December 31
	2017	2016
U.S. equities	53%	53%
U.S. stock index fund	30%	30%
U.S. fixed income	11%	11%
International equities	6%	6%
	100%	100%

Fair Value, Assets Measured on Recurring Basis
The Company’s pension plan assets measured at fair value on a recurring basis were as follows:

	As of December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and other short-term investments	$73,877	$181,638	$—	$255,515
Equity securities
U.S. equities	1,242,139	—	—	1,242,139
International equities	138,640	—	—	138,640
U.S. stock index fund	—	—	706,202	706,202
Total Investments	$1,454,656	$181,638	$706,202	$2,342,496
Receivables				975
Total				$2,343,471

	As of December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and other short-term investments	$61,438	$162,010	$—	$223,448
Equity securities
U.S. equities	1,074,528	—	—	1,074,528
International equities	120,735	—	—	120,735
U.S. stock index fund	—	—	622,865	622,865
Total Investments	$1,256,701	$162,010	$622,865	$2,041,576
Receivables				914
Total				$2,042,490

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table provides a reconciliation of changes in pension assets measured at fair value on a recurring basis, using Level 3 inputs:

	U.S. Stock Index Fund
	Year Ended December 31
(in thousands)	2017	2016
Balance at Beginning of Year	$622,865	$—
Purchases, sales, and settlements, net	(50,000)	574,000
Actual return on plan assets:
Gains relating to assets sold	6,796	—
Gains relating to assets still held at year-end	126,541	48,865
Balance at End of Year	$706,202	$622,865

Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Obligation, Asset and Funding Information

	SERP
	As of December 31
(in thousands)	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$106,526	$105,004
Service cost	858	985
Interest cost	4,233	4,384
Actuarial loss	4,041	1,120
Benefits paid	(5,576)	(4,967)
Benefit Obligation at End of Year	$110,082	$106,526
Change in Plan Assets
Fair value of assets at beginning of year	$—	$—
Employer contributions	5,576	4,967
Benefits paid	(5,576)	(4,967)
Fair Value of Assets at End of Year	$—	$—
Funded Status	$(110,082)	$(106,526)

Schedule of Net (Benefit) Costs

	SERP
	Year Ended December 31
(in thousands)	2017	2016	2015
Service cost	$858	$985	$1,946
Interest cost	4,233	4,384	4,550
Amortization of prior service cost	455	457	457
Recognized actuarial loss	1,774	2,659	3,015
Total Cost for the Year	$7,320	$8,485	$9,968
Other Changes in Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial loss (gain)	$4,041	$1,120	$(6,544)
Amortization of prior service cost	(455)	(457)	(457)
Recognized net actuarial loss	(1,774)	(2,659)	(3,015)
Curtailment and settlement	—	—	(834)
Total Recognized in Other Comprehensive Income (Before Tax Effects)	$1,812	$(1,996)	$(10,850)
Total Recognized in Total Cost and Other Comprehensive Income (Before Tax Effects)	$9,132	$6,489	$(882)

Other Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Obligation, Asset and Funding Information
The following table sets forth obligation, asset and funding information for the Company’s other postretirement plans:

	Postretirement Plans
	As of December 31
(in thousands)	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$24,171	$37,391
Service cost	1,028	1,386
Interest cost	779	1,230
Actuarial gain	(2,830)	(14,984)
Acquisitions	516	—
Benefits paid, net of Medicare subsidy	(879)	(852)
Benefit Obligation at End of Year	$22,785	$24,171
Change in Plan Assets
Fair value of assets at beginning of year	$—	$—
Employer contributions	879	852
Benefits paid, net of Medicare subsidy	(879)	(852)
Fair Value of Assets at End of Year	$—	$—
Funded Status	$(22,785)	$(24,171)

Schedule of Amounts Recognized in Balance Sheet
The amounts recognized in the Company’s Consolidated Balance Sheets for its other postretirement plans are as follows:

	Postretirement Plans
	As of December 31
(in thousands)	2017	2016
Current liability	$(1,920)	$(2,312)
Noncurrent liability	(20,865)	(21,859)
Recognized Liability	$(22,785)	$(24,171)

Schedule of Estimated Benefit Payments	At December 31, 2017, future estimated benefit payments are as follows:

(in thousands)	Postretirement Plans
2018	$1,920
2019	$1,885
2020	$2,054
2021	$2,086
2022	$2,153
2023–2027	$10,178

Schedule of Net (Benefit) Costs
The total (benefit) cost arising from the Company’s other postretirement plans consists of the following components:

	Postretirement Plans
	Year Ended December 31
(in thousands)	2017	2016	2015
Service cost	$1,028	$1,386	$1,331
Interest cost	779	1,230	1,299
Amortization of prior service credit	(148)	(335)	(502)
Recognized actuarial gain	(3,891)	(1,502)	(996)
Total (Benefit) Cost for the Year	$(2,232)	$779	$1,132
Other Changes in Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial gain	$(2,830)	$(14,984)	$(5,296)
Amortization of prior service credit	148	335	502
Recognized actuarial gain	3,891	1,502	996
Total Recognized in Other Comprehensive Income (Before Tax Effects)	$1,209	$(13,147)	$(3,798)
Total Recognized in (Benefit) Cost and Other Comprehensive Income (Before Tax Effects)	$(1,023)	$(12,368)	$(2,666)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
AOCI included the following components of unrecognized net periodic benefit for the postretirement plans:

	As of December 31
(in thousands)	2017	2016
Unrecognized actuarial gain	$(24,125)	$(25,186)
Unrecognized prior service credit	(178)	(326)
Gross Amount	(24,303)	(25,512)
Deferred tax liability	6,561	10,205
Net Amount	$(17,742)	$(15,307)

Schedule of Expected Net Periodic Cost to be Recognized in Accumulated Other Comprehensive Income (Loss)
During 2018, the Company expects to recognize the following amortization components of net periodic cost for the other postretirement plans:

(in thousands)	2018
Actuarial gain recognition	$(3,686)
Prior service credit recognition	$(175)

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A change of one percentage point in the assumed healthcare cost trend rates would have the following effects:

	1%	1%
(in thousands)	Increase	Decrease
Benefit obligation at end of year	$1,304	$(1,194)
Service cost plus interest cost	$177	$(158)